UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73013

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2017

Date of reporting period: November 30, 2017

Item 1.	Reports to Stockholders.

Exchange Traded Concepts TrusT REX VolMAXXTM Long VIX Weekly Futures Strategy ETF REX VolMAXXTM Short VIX Weekly Futures Strategy ETF

Annual Report

November 30, 2017

VolMAXX Funds

Table of Contents

Management Discussion of Fund Performance	1
Consolidated Schedules of Investments	5
Consolidated Statements of Assets and Liabilities	7
Consolidated Statements of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	10
Notes to the Consolidated Financial Statements	11
Report of Independent Registered Public Accounting Firm	25
Trustees and Officers of the Trust	26
Disclosure of Fund Expenses	29
Notice to Shareholders	30
Supplemental Information	31

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Funds’ securities, as well as information relating to how the Funds voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-REX-1414; and (ii) on the Commission’s website at http://www.sec.gov.

VolMAXX Funds
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited)

Dear REX VolMAXXTM Long VIX Weekly Futures Strategy ETF Shareholders,

Thank you for your investment in the REX VolMAXX Long VIX Weekly Futures Strategy ETF (the “Fund” or “VMAX”). The information presented in this Report relates to the operations of VMAX for the fiscal period ended November 30, 2017.

The REX VolMAXX Long VIX Weekly Futures Strategy ETF provides long exposure to the VIX Index by holding a combination of VIX futures contracts that are near to expiration, subject to overall liquidity and roll cost considerations. The Fund intends to maintain a weighted average time to expiration of less than one month at all times. Although the Fund is actively managed, it seeks to retain economic exposure to a number of VIX Futures Contracts such that the notional value of the VIX Futures Contracts would be approximately equal to 100% of Fund assets at all times. The Fund may gain such economic exposure in part through ETFs and ETNs that reference VIX Futures Contracts.

From December 1, 2016 through the fiscal year end of November 30, 2017, the Fund returned -81.57% at its mid-market price and -81.53% at the NAV.

During this period, the Fund maintained a weighted average time to expiration of less than one month at all times. As a result, it experienced a correlation with the VIX Index of 0.93 and a beta to the VIX Index of 0.49. During this period, the S&P VIX Short Term Futures Index experienced a return of -71.40%, a correlation with the VIX Index of 0.89 and a beta to the VIX Index of 0.38. In general, the shorter weighted average time to expiration of VMAX contributed to a higher beta and correlation to the VIX Index, which led to a stronger negative performance during a period that experienced relatively low levels of volatility.

We appreciate your investment in the REX VolMAXX Long VIX Weekly Futures Strategy ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

The Fund is not suitable for all investors and is designed to be utilized only by sophisticated investors who understand the risks associated with the use of derivatives, are willing to assume a high degree of risk, and intend to actively monitor and manage their investments in the Fund.

The Fund is actively managed and is not benchmarked to the VIX Index (as defined herein), which is calculated based on the prices of put and call options on the S&P 500® Index. As such, the Fund can be expected to perform very differently from the VIX Index.

The S&P 500® VIX Short-Term Futures Index utilizes prices of the next two near-term VIX® futures contracts to replicate a position that rolls the nearest month VIX futures to the next month on a daily basis in equal fractional amounts. This results in a constant one-month rolling long position in first and second month VIX futures contracts.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

VolMAXX Funds
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited) (Concluded)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	ANNUAL TOTAL RETURN FOR THE PERIOD ENDED November 30, 2017*
	One Year Return†		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Rex VolMAXXTM Long VIX Weekly Futures Strategy ETF	-81.53%	-81.57%	-81.40%	-81.44%
S&P 500 Index	22.87%	22.87%	18.95%	18.95%
S&P 500 VIX Short-Term Futures Index	-71.14%	-71.14%	-72.42%	-72.42%

*	Fund inception date is May 2, 2016 and the Fund commenced operations on May 3, 2016.
‡	Unaudited
†

Effective September 25, 2017, the Trust’s Board of Trustees approved a change to the Fund’s fiscal year end from March 31st to November 30th. Total returns are shown for the period December 1, 2016 to November 30, 2017 and will not correlate with the returns noted in the financial highlights.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit rexetf.com or call 1-(844)-REX-1414 for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

VolMAXX Funds
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited)

Dear REX VolMAXXTM Short VIX Weekly Futures Strategy ETF Shareholders,

Thank you for your investment in the REX VolMAXX Short VIX Weekly Futures Strategy ETF (the “Fund” or “VMIN”). The information presented in this Report relates to the operations of VMIN for the fiscal period ended November 30, 2017.

The REX VolMAXX Short VIX Weekly Futures Strategy ETF provides short exposure to the VIX Index by holding a combination of VIX futures contracts that are near to expiration, subject to overall liquidity and roll cost considerations. The Fund intends to maintain a weighted average time to expiration of less than one month at all times. Although the Fund is actively managed, it seeks to retain economic exposure to a number of VIX Futures Contracts such that the notional value of the short VIX Futures Contracts would be approximately equal to 100% of Fund assets at the close of each trading day. The Fund may gain such economic exposure in part through ETFs and ETNs that reference VIX Futures Contracts.

From December 1, 2016 through the fiscal year end of November 30, 2017, the Fund returned 188.09% at its mid-market price and 187.07% at the NAV.

During this period, the Fund maintained a weighted average time to expiration of less than one month at all times. As a result, it experienced a correlation with the VIX Index of -0.93 and a beta to the VIX Index of -0.47. During this period, the S&P 500 VIX Short Term Futures Inverse Daily Index experienced a return of 171.74%, a correlation with the VIX Index of 0.89 and a beta to the VIX Index of -0.38. In general, the shorter weighted average time to expiration of VMIN contributed to a higher beta and correlation to the VIX Index, which led to a stronger positive performance during a period that experienced relatively low levels of volatility.

We appreciate your investment in the REX VolMAXX Short VIX Weekly Futures Strategy ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

The Fund is not suitable for all investors and is designed to be utilized only by sophisticated investors who understand the risks associated with seeking “short” investment exposure, are willing to assume a high degree of risk, and intend to actively monitor and manage their investments in the Fund.

The Fund is actively managed and is not benchmarked to the VIX Index (as defined herein), which is calculated based on the prices of put and call options on the S&P 500® Index. As such, the Fund can be expected to perform very differently from the performance of the VIX Index. Although the Fund seeks to provide “short” exposure, the Fund does not promise or seek to provide any specific negative multiple of the performance of the VIX Index or VIX Futures Contracts over any specified period of time.

In addition, investors in the Fund should understand the consequences of the “short” strategy employed by the Fund, which is subject to, among others, compounding and market volatility risk. The Fund normally will adjust its portfolio on a daily basis in seeking to provide short exposure, which entails obtaining additional short exposure as the Fund experiences gains, and reducing short exposure as the Fund experiences losses. As a result, the Fund’s performance may be more vulnerable to the effects of compounding than funds that do not seek to provide short investment exposure. During periods of high volatility, this risk may be exacerbated and the Fund may have losses as a result of such adjustments, even if the value of assets held by the Fund is ultimately unchanged.

The S&P 500® VIX® Short-Term Futures Inverse Daily Index is designed to measure the performance of the inverse of the S&P 500 VIX Short-Term Futures Index, which utilizes prices of the next two near-term VIX futures contracts to replicate a position that rolls the nearest month VIX futures to the next month on a daily basis in equal fractional amounts.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

VolMAXX Funds
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited) (Concluded)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	ANNUAL TOTAL RETURN FOR THE PERIOD ENDED November 30, 2017*
	One Year Return†		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Rex VolMAXXTM Short VIX Weekly Futures Strategy ETF	187.07%	188.09%	167.46%	168.31%
S&P 500 Index	22.87%	22.87%	18.95%	18.95%
S&P 500 VIX Short Term Futures Inverse Daily Index	174.13%	174.13%	150.15%	150.15%

*	Fund inception date is May 2, 2016 and the Fund commenced operations on May 3, 2016.
‡	Unaudited
†

Effective September 25, 2017, the Trust’s Board of Trustees approved a change to the Fund’s fiscal year end from March 31st to November 30th. Total returns are shown for the period December 1, 2016 to November 30, 2017 and will not correlate with the returns noted in the financial highlights.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit rexetf.com or call 1-(844)-REX-1414 for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

VolMAXX Funds
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF

Consolidated Schedule of Investments

November 30, 2017

Description	Shares	Fair Value
SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 28.8%
iPATH S&P 500 VIX Short-Term Futures ETN – Barclays*	3,900	$124,683
ProShares VIX Short-Term Futures ETF*	23,900	634,067

Total Exchange Traded Funds
(Cost $1,229,418)		758,750

Total Investments — 28.8%
(Cost $1,229,418)		$758,750

SCHEDULE OF SECURITIES SOLD SHORT

EXCHANGE TRADED FUNDS — (28.6)%
ProShares Short VIX Short-Term Futures ETF*	(1,300)	$(146,679)
VelocityShares Daily Inverse VIX Short Term ETN - Credit Suisse AG*	(5,150)	(607,082)

Total Exchange Traded Funds
(Proceeds $623,333)		(753,761)

Total Securities Sold Short — (28.6)%
(Proceeds $623,333)		$(753,761)

A summary of outstanding futures contracts held by the Fund at November 30, 2017 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
CBOE VIX Week 1	58	Dec-2017	$601,174	$646,700	$45,526
CBOE VIX Week 2	42	Dec-2017	470,326	474,600	4,274
			$1,071,500	$1,121,300	$49,800

The futures contracts are held by REX VolMAXXTM Long VIX Weekly Futures Strategy Subsidiary I as of November 30, 2017.

Percentages are based on Net Assets of $2,638,861.

CBOE — Chicago Board Options Exchange

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

S&P — Standard & Poor’s

VIX — Volatility Index

*	Non-income producing security.

The following is a list of the level of inputs used as of November 30, 2017 in valuing the Fund’s investments, securities sold short and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$758,750	$—	$—	$758,750
Total Investments in Securities	$758,750	$—	$—	$758,750

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$(753,761)	$—	$—	$(753,761)
Total Securities Sold Short	$(753,761)	$—	$—	$(753,761)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$49,800	$—	$—	$49,800
Total Other Financial Instruments	$49,800	$—	$—	$49,800

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF

Consolidated Schedule of Investments

November 30, 2017

Description	Shares	Fair Value
SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 14.3%
ProShares Short VIX Short-Term Futures ETF*	14,300	$1,613,469
VelocityShares Daily Inverse VIX Short Term ETN - Credit Suisse AG*	5,500	648,340

Total Exchange Traded Funds
(Cost $826,198)		2,261,809

Total Investments — 14.3%
(Cost $826,198)		$2,261,809

SCHEDULE OF SECURITIES SOLD SHORT

EXCHANGE TRADED FUNDS — (42.6)%
iPATH S&P 500 VIX Short-Term Futures ETN – Barclays*‡	(186,700)	$(5,968,799)
ProShares VIX Short-Term Futures ETF*	(29,700)	(787,941)

Total Exchange Traded Funds
(Proceeds $11,925,841)		(6,756,740)

Total Securities Sold Short — (42.6)%
(Proceeds $11,925,841)		$(6,756,740)

A summary of outstanding futures contracts held by the Fund at November 30, 2017 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOE VIX Week 1	(170)	Dec-2017	$(1,782,540)	$(1,895,500)	$(112,960)
CBOE VIX Week 2	(100)	Dec-2017	(1,116,000)	(1,130,000)	(14,000)
CBOE Volatility Index	(335)	Dec-2017	(4,141,770)	(3,911,125)	230,645
			$(7,040,310)	$(6,936,625)	$103,685

The futures contracts are held by REX VolMAXXTM Inverse VIX Weekly Futures Strategy Subsidiary I as of November 30, 2017.

Percentages are based on Net Assets of $15,863,491

CBOE — Chicago Board Options Exchange

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

S&P — Standard & Poor’s

VIX — Volatility Index

*	Non-income producing security.

‡

The Fund’s investment in the iPath S&P 500 VIX Short-Term Futures ETN represents greater than 25% of the Fund’s total investments. The iPath S&P 500 VIX Short-Term Futures ETN seeks to track as closely as possible, before fees and expenses, the total return of the S&P 500 VIX Short-Term Futures index. For further financial information, available upon request at no charge, on the iPath S&P 500 VIX Short-Term Futures ETN, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The following is a list of the level of inputs used as of November 30, 2017 in valuing the Fund’s investments, securities sold short and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,261,809	$—	$—	$2,261,809
Total Investments in Securities	$2,261,809	$—	$—	$2,261,809

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$(6,756,740)	$—	$—	$(6,756,740)
Total Securities Sold Short	$(6,756,740)	$—	$—	$(6,756,740)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$230,645	$—	$—	$230,645
Unrealized Depreciation	(126,960)	—	—	(126,960)
Total Other Financial Instruments	$103,685	$—	$—	$103,685

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2017, there were no Level 3 investments.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds

Consolidated Statements of Assets and Liabilities

November 30, 2017

	REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	REX VolMAXXTM Short VIX Weekly Futures Strategy ETF
Assets:
Investments at Fair Value	$758,750	$2,261,809
Cash and Cash Equivalents	392,840	1,564,983
Cash Collateral on Securities Sold Short	1,475,788	15,187,586
Cash Collateral on Futures	728,252	4,673,305
Receivable for Variation Margin	39,314	—
Total Assets	3,394,944	23,687,683

Liabilities:
Securities Sold Short, at Fair Value	753,761	6,756,740
Payable for Investment Securities Purchased	—	861,940
Payable for Variation Margin	—	187,128
Advisory Fees Payable	2,215	17,362
Broker Expenses Payable on Securities Sold Short	107	1,022
Total Liabilities	756,083	7,824,192

Net Assets	$2,638,861	$15,863,491

Net Assets Consist of:
Paid-in Capital	$4,986,183	$5,600,116
Accumulated Undistributed (Distributions in Excess) of Net Investment Income	(56,625)	3,000,722
Accumulated Net Realized Gain (Loss) on Investments	(1,739,401)	554,256
Net Unrealized Appreciation (Depreciation) on Investments	(601,096)	6,604,712
Net Unrealized Appreciation on Futures Contracts	49,800	103,685
Net Assets	$2,638,861	$15,863,491

Investments, at Cost	1,229,418	826,198
Securities Sold Short, Proceeds	623,333	11,925,841
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	187,500	400,000
Net Asset Value, Offering and Redemption Price Per Share	$14.07	$39.66

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds

Consolidated Statements of Operations

For the periods ended November 30, 2017 and March 31, 2017

	REX VolMAXXTM Long VIX Weekly Futures Strategy ETF		REX VolMAXXTM Short VIX Weekly Futures Strategy ETF
	Period Ended November 30, 2017(1)	Period Ended March 31, 2017(2)	Period Ended November 30, 2017(1)	Period Ended March 31, 2017(2)
Investment Income:
Dividend Income	$914	$1,003	$7,269	$1,207
Total Investment Income	914	1,003	7,269	1,207

Expenses:
Broker Expense on Securities Sold Short	26,793	41,844	214,649	75,172
Advisory Fees	20,900	31,819	154,772	64,783
Total Expenses	47,693	73,663	369,421	139,955

Net Investment Loss	(46,779)	(72,660)	(362,152)	(138,748)

Net Realized Gain (Loss) on:
Investments	(288,003)	(487,458)	724,856	66,136
Securities Sold Short	(414,573)	(551,294)	658,419	(241,540)
Futures Contracts	(1,583,763)	(2,448,470)	6,732,244	3,575,246
Net Change in Unrealized Appreciation (Depreciation):
Investments	(189,199)	(281,469)	685,444	750,167
Securities Sold Short	137,695	(268,123)	3,007,455	2,161,646
Futures Contracts	39,678	10,122	65,958	37,727
Net Realized and Unrealized Gain (Loss) on Investments	(2,298,165)	(4,026,692)	11,874,376	6,349,382

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,344,944)	$(4,099,352)	$11,512,224	$6,210,634

(1)	For the period April 1, 2017 to November 30, 2017. Effective September 25, 2017, the Rex Funds changed their year end to November 30 (See Note 1 in Notes to Financial Statements).

(2)	Commenced operations on May 3, 2016.

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds

Consolidated Statements of Changes in Net Assets

	REX VolMAXXTM Long VIX Weekly Futures Strategy ETF			REX VolMAXXTM Short VIX Weekly Futures Strategy ETF
	Period Ended November 30, 2017(1)		Period Ended March 31, 2017(2)	Period Ended November 30, 2017(1)	Period Ended March 31, 2017(2)
Operations:
Net Investment Loss	$(46,779)		$(72,660)	$(362,152)	$(138,748)
Net Realized Gain on Investments, Securities Sold Short and Futures Contracts	(2,286,339)		(3,487,222)	8,115,519	3,399,842
Net Change in Unrealized Appreciation on Investments, Securities Sold Short and Futures Contracts	(11,826)		(539,470)	3,758,857	2,949,540
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,344,944)		(4,099,352)	11,512,224	6,210,634

Distributions to Shareholders:
Net Investment Income	—		—	(3,472,070)	—
Net Realized Gains	—		—	—	(7,950)
Total Distributions to Shareholders	—		—	(3,472,070)	(7,950)

Capital Share Transactions:
Issued In-Kind	3,074,576		8,131,490	21,082,489	8,677,588
Redeemed	—		(2,122,909)	(24,016,296)	(4,123,128)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,074,576		6,008,581	(2,933,807)	4,554,460

Total Increase in Net Assets	729,632		1,909,229	5,106,347	10,757,144

Net Assets:
Beginning of Period	1,909,229		—	10,757,144	—
End of Period (Includes Accumulated Undistributed (Distributions in Excess) of Net Investment Income of $(56,625), $(15,359), $3,000,722 and $3,472,082)	$2,638,861		$1,909,229	$15,863,491	$10,757,144

Share Transactions:
Issued In-Kind	750,000	(4)	550,000	850,000	450,000	(3)
Redeemed	(962,500	)(4)	(150,000)	(750,000)	(150,000	)(3)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(212,500)		400,000	100,000	300,000

(1)	For the period April 1, 2017 to November 30, 2017. Effective September 25, 2017, the Rex Funds changed their year end to November 30 (See Note 1 in Notes to Financial Statements).
(2)	Commenced operations on May 3, 2016
(3)	As described in Note 11, share amounts have been adjusted for 2:1 stock split that occurred on December 29, 2016.
(4)	As described in Note 11, share amounts have been adjusted for 1:8 reverse stock split that occurred on August 17, 2017.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds

Consolidated Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

		Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(2)
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF
2017	**	$38.16	$(0.42)	$(23.67)	$(24.09)	$—	$—	$—	$14.07	$14.02	(63.13)%	$2,639	2.85	%(3)(4)	(2.80	)%(3)	100%
2017	‡	$200.00	$(2.16)	$(159.68)	$(161.84)	$—	$—	$—	$38.16	$38.08	(80.92)%	$1,909	2.90	%(3)(4)	(2.86	)%(3)	328%
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF
2017	**	$35.86	$(0.68)	$14.40	$13.72	$(9.92)	$—	$(9.92)	$39.66	$39.92	64.40%	$15,863	3.46	%(3)(4)	(3.39	)%(3)	481%
2017	‡(5)	$12.50	$(0.60)	$23.99	$23.39	$—	$(0.03)	$(0.03)	$35.86	$36.07	187.20%	$10,757	3.13	%(3)(4)	(3.11	)%(3)	511%

‡	For the period May 3, 2016 (commencement of operations) to March 31, 2017.

*	Per share data calculated using average shares method.

**	For the period ended November 30, 2017. Effective September 25, 2017, the REX Funds changed their year end to November 30 (see Note 1 in Notes to Financial Statements).

(1)	Total return is for the period indicated and has not been annualized. The return does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(3)	Annualized.

(4)

The expense ratio includes broker expense. Had this expense been excluded the ratios would have been 1.25% for REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and 1.45% for REX VolMAXXTM Short VIX Weekly Futures Strategy ETF for the period ended March 31, 2017 and the period ended November 30, 2017.

(5)	As described in Note 11, adjusted for 2:1 stock split that occurred on December 29, 2016.

(6)	As described in Note 11, adjusted for 1:8 reverse stock split that occurred on August 17, 2017.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009 and amended July 20, 2011. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company consisting of eleven investment portfolios. The consolidated financial statements herein are those of the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Short VIX Weekly Futures Strategy ETF (each a “Fund”, and collectively the “Funds”). The REX VolMAXXTM Long VIX Weekly Futures Strategy ETF seeks to provide investors with exposure to the implied volatility of the broad-based, large-cap U.S. equity market. The REX VolMAXXTM Short VIX Weekly Futures Strategy ETF seeks to provide investors with inverse exposure to the implied volatility of the broad-based, large-cap U.S. equity market. Each Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. Vident Investment Advisory LLC (the “Sub-Adviser”), serves as the sub-adviser to the Funds. The Funds commenced operations on May 3, 2016. At a meeting held on September 25, 2017, the Trust’s Board of Trustees approved a change to the Funds’ tax and fiscal year ends from March 31st to November 30th.

The REX VolMAXXTM Long VIX Weekly Futures Strategy Subsidiary I and REX VolMAXXTM Inverse VIX Weekly Futures Strategy Subsidiary I are both wholly-owned subsidiaries of the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Short VIX Weekly Futures Strategy ETF, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Short VIX Weekly Futures Strategy ETF and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations and Consolidated Statements of Changes in Net Assets.

Shares of the Funds are listed and traded on Bats BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that each Fund meets criteria of an “investment company,” and therefore, the Funds prepare their consolidated financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long securities and at the most recent ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Futures are valued at the settlement price established each day by the board of exchange on which they are traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended November 30, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.

Investment in the Subsidiaries — Each Fund expects to gain significant exposure to VIX futures contracts, which are considered commodities through investment in a Subsidiary. Such investment may not exceed 25% of a Fund’s total assets, as measured at the end of every quarter of the Fund’s taxable year. Each Subsidiary will invest in derivatives including futures contracts and commodity-linked instruments, and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. Unlike the Funds, the Subsidiaries may invest without limitation in futures and may use leveraged investment techniques. The Subsidiaries otherwise are subject to the same general investment policies and restrictions as the Funds. Except as noted, references to the investment strategies of the Funds for non-equity securities include the investment strategies of the Subsidiaries.

The Subsidiaries are not registered under the 1940 Act. As an investor in its Subsidiary, each Fund, as the Subsidiary’s sole shareholder, does not have the protections offered to investors in registered investment companies. However, because each Fund wholly owns and controls its Subsidiary, and each Fund and Subsidiary is managed by the Adviser, it is unlikely that a Subsidiary would take action contrary to the interests of the Fund or the Fund’s shareholders. The Board has oversight responsibility for the investment activities of the Funds, including their investments in their respective Subsidiaries, and each Fund’s role as the sole shareholder of its Subsidiary. Also, in managing a Subsidiary’s portfolio, the Adviser is subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate and could negatively affect the Fund and its shareholders.

Securities Sold Short — As consistent with the Funds’ investment objectives, the Funds intend to sell securities short. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Funds also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Funds sold the security short, or a realized loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Funds close their short positions or replace the borrowed security, the Funds may maintain segregated accounts with their custodian containing marginable securities. The Funds may be required to add to the segregated accounts as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. Collateral is noted as “Cash collateral on securities sold short” on the Consolidated Statements of Assets and Liabilities.

Federal Income Taxes — It is the each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the consolidated financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of Federal and state income taxes, if any, as income tax expense on their Consolidated Statements of Operations. As of November 30, 2017, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on their tax returns.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Futures Contracts — The Funds’ Subsidiaries utilized futures contracts during the period ended November 30, 2017 to meet their investment objective. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested/(received) in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statements of Assets and Liabilities. As of November 30, 2017, the Funds have open futures contracts and during the period ended, all futures contracts held had equity risk exposure. Refer to the Funds’ Consolidated Schedules of Investments for details regarding open futures contracts as of November 30, 2017. The unrealized appreciation on futures contracts is presented on the Consolidated Statements of Assets and Liabilities as “Net Unrealized Appreciation on Futures Contracts.” The amount of realized gain (loss) on futures contracts is presented on the Consolidated Statements of Operations as “Net Realized Gain (Loss) on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Consolidated Statements of Operations as “Net Unrealized Appreciation (Depreciation) on Futures Contracts.” A margin deposit held at one counter party for the futures contracts is included in “Cash Collateral on Futures” on the Consolidated Statements of Assets and Liabilities.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Consolidated Statements of Assets and Liabilities. The Funds maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Commodity-Linked Investments — To the extent consistent with its investment objective and strategies, the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Short VIX Weekly Futures Strategy ETF may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices.

The REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Short VIX Weekly Futures Strategy ETF also expect to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Certain of the Funds’ investments generally do not generate qualifying income if made directly by a Fund. Each Fund, however, intends to gain exposure to certain non-qualifying investments, including commodities investments, through its investment in its respective wholly-owned Subsidiary. Each Subsidiary intends to invest in futures contracts or commodity-linked instruments.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units — The Funds issue and redeem shares (“Shares”) on a continuous basis at NAV and only in large blocks of 50,000 Shares (each block of Shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a minimum creation transaction fee of $500 plus 0.02% of the Creation Units NAV, per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 plus 0.02% of the Creation Units NAV, per transaction. In addition to the fixed creation or redemption transaction fee, to the extent a Creation Unit consists of more than 100 securities, an additional creation transaction fee may be charged. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2017:

	Creation Unit Shares	Creation Transaction Fee +0.02% Fee	Value	Redemption Transaction Fee+0.02% Fee
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	50,000	$500	$703,500	$500
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF	50,000	500	1,983,000	500

To the extent a Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Security and Collateral Payable upon Return of Deposit Securities on the Consolidated Statement of Assets and Liabilities, when applicable.

3. OFFSETTING ASSETS AND LIABILITIES

Certain derivative contracts are executed under standard netting agreements. A derivative netting agreement creates an enforceable right of set off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

3. OFFSETTING ASSETS AND LIABILITIES (continued)

The following tables present the Funds’ gross derivative assets and liabilities net of amounts available for offset under netting arrangements as of November 30, 2017:

REX VolMAXXTM Long VIX Weekly Futures Strategy ETF
Offsetting of Derivative Assets
				Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received	Net Amount
Derivative Assets
Futures Contracts	$39,314	$—	$39,314	$—	$—	$39,314
Total	$39,314	$—	$39,314	$—	$—	$39,314

Offsetting of Derivative Liabilities
Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
Derivative Liabilities
Futures Contracts	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

REX VolMAXXTM Short VIX Weekly Futures Strategy ETF
Offsetting of Derivative Assets
Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received	Net Amount
Derivative Assets
Futures Contracts	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

3. OFFSETTING ASSETS AND LIABILITIES (continued)

Offsetting of Derivative Liabilities
				Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
Derivative Liabilities
Futures Contracts	$(187,128)	$—	$(187,128)	$—	$(187,128)	$—
Total	$(187,128)	$—	$(187,128)	$—	$(187,128)	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. DERIVATIVE TRANSACTIONS

The table below discloses the volume of the Funds’ futures contracts during the period ended November 30, 2017:

	REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	REX VolMAXXTM Short VIX Weekly Futures Strategy ETF
Equity Futures contracts:
Average Notional Balance Long	$1,062,559	$—
Average Notional Balance Short	—	(7,577,535)
Ending Notional Balance Long	1,071,500	—
Ending Notional Balance Short	—	(7,040,310)

5. BASIS FOR CONSOLIDATION

The Consolidated Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds include the accounts of their respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of November 30th for financial statement consolidation purposes.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

Each Fund may invest up to 25% of their total assets in its respective Subsidiary.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

5. BASIS FOR CONSOLIDATION (continued)

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2017	% of Total Assets at November 30, 2017
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF Subsidiary 1	May 3, 2016	$647,566	19.1%
REX VolMAXXTM Inverse VIX Weekly Futures Strategy ETF Subsidiary 1	May 3, 2016	3,886,177	16.4%

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	REX VolMAXXTM Long VIX Weekly Futures Strategy ETF Subsidiary 1	REX VolMAXXTM Short VIX Weekly Futures Strategy ETF Subsidiary 1
Net Realized Gain (Loss) on Futures Contracts	$(1,583,763)	$6,732,244
Net Change in Unrealized Appreciation on Futures Contracts	39,678	65,958
Total Realized and Unrealized Gains (Losses) Attributed to the Funds’ Investments in Subsidiaries	$(1,544,085)	$6,798,202

6. AGREEMENT

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Funds primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Funds pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% on the average daily net assets of the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and 1.45% on the average daily net assets of the REX VolMAXXTM Short VIX Weekly Futures Strategy ETF. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a Sub-License, Marketing Support, and Expense Reimbursement Agreement (“Expense Reimbursement Agreement”) with Rex Shares, LLC (the “Sponsor”). Under the Expense Reimbursement Agreement, the Sponsor assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

6. AGREEMENT (continued)

Each Subsidiary is managed by the Adviser. For each Subsidiary, pursuant to a management agreement between the Subsidiary and the Adviser (the “Subsidiary Agreement”), the Adviser will: (i) provide management services; (ii) pay all expenses incurred by the Subsidiary except for the fee paid to the Adviser pursuant to the Subsidiary Agreement (the “Subsidiary Management Fee”), interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary expenses; and, in consideration thereof (iii) receive the Subsidiary Management Fee. The Adviser has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the Subsidiary Management Fee, if any, paid to the Adviser by each Fund’s Subsidiary. The Adviser earned $0 Subsidiary management fees for the period ended November 30, 2017. The Adviser, and not the Funds or their respective Subsidiaries, pay the Sub-Adviser’s fees.

Sub-Advisory Agreement

Vident Investment Advisory, LLC, or the Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia, 30076. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows: 1) 5 basis points on up to $250 million in assets; 2) 4 basis points on the next $250 million; 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $30,000. Each Subsidiary is sub-advised by the Sub-Adviser. The Adviser, and not the Funds or their respective Subsidiaries, pays the Sub-Adviser’s fees.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan will be made during the initial twelve (12) months of operation. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended November 30, 2017, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

7. INVESTMENT TRANSACTIONS

For the period ended November 30, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, securities sold short, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	$2,858,547	$317,634
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF	8,811,198	14,943,019

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended November 30, 2017, there were no in-kind transactions associated with creations and redemptions:

	Purchases	Sales	Net Realized Gain
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	$—	$—	$—
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF	—	—	—

8. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences relating to an equalization distribution, and book/tax differences related to the treatment of earnings from the subsidiary have been reclassified to/from the following accounts during the period ended November 30, 2017:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid–in-Capital
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	$5,513	$1,583,764	$(1,589,277)
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF	3,362,862	(7,380,049)	4,017,187

The reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the periods ended March 31 and November 30, 2017, respectively, were as follows:

	Ordinary Income March 31, 2017	Ordinary Income November 30, 2017
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	$—	$—
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF	7,950	3,472,070

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

8. TAX INFORMATION (continued)

As of November 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	REX VolMAXXTM Short VIX Weekly Futures Strategy ETF
Undistributed Ordinary Income	$—	$3,668,907
Undistributed long-term capital gain	—	325,600
Capital loss carryforwards	(1,220,033)	—
Current year late year loss deferral	(56,625)	—
Other temporary differences	(2)	(4)
Unrealized appreciation (depreciation)	(1,070,662)	6,165,187
Total Accumulated Gains (Losses)	$(2,347,322)	$10,159,690

The Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

Unlimited losses carried forward under these new provisions are as follows:

	Non-Expiring Short-Term Loss	Non-Expiring Long-Term Loss	Total
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	$773,334	$446,699	$1,220,033

For Federal income tax purposes, the cost of securities owned at November 30, 2017, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and partnership basis adjustment, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, including securities sold short, held by the Funds at November 30, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	$1,125,451	$—	$(1,120,462)	$(1,120,462)
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF	(10,660,118)	6,165,187	—	6,165,187

9. RISKS OF INVESTING IN THE FUNDS

As with all ETFs, a shareholder of each Fund is subject to the risk that his or her investment could lose money. Each Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Funds are not suitable for all investors and are designed to be utilized only by sophisticated investors who understand the risks associated with the use of derivatives and seeking “short” investment exposure, are willing to assume a high degree of risk, and intend to actively monitor and manage their investments in the Funds.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

9. RISKS OF INVESTING IN THE FUNDS (continued)

The Funds are actively managed and are not benchmarked to the VIX Index, which is calculated based on the prices of put and call options on the S&P 500® Index. As such, the Funds can be expected to perform very differently from the performance of the VIX Index. Although the REX VolMAXXTM Short VIX Weekly Futures Strategy ETF seeks to provide “short” exposure, the Fund does not promise or seek to provide any specific negative multiple of the performance of the VIX Index or VIX Futures Contracts over any specified period of time.

In addition, investors in the REX VolMAXXTM Short VIX Weekly Futures Strategy ETF should understand the consequences of the “short” strategy employed by the Fund, which is subject to, among others, compounding and market volatility risk. The Fund normally will adjust its portfolio on a daily basis in seeking to provide short exposure, which entails obtaining additional short exposure as the Fund experiences gains, and reducing short exposure as the Fund experiences losses. As a result, the Fund’s performance may be more vulnerable to the effects of compounding than funds that do not seek to provide short investment exposure. During periods of high volatility, this risk may be exacerbated and the Fund may have losses as a result of such adjustments, even if the value of assets held by the Fund is ultimately unchanged.

Concentration Risk

From time to time, the Funds may invest a significant percentage of their assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Funds may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Funds’ investments were more broadly diversified.

Derivatives Risk

The Funds may invest in and will have investment exposure to VIX Futures Contracts and swap agreements, which are types of derivative contracts. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate, or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities.

Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

Portfolio Turnover Risk

Each Fund’s investment strategy is expected to result in high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Non-Diversification Risk

The Funds are non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

Subsidiary Risk

The Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Thus, each Fund, as the sole investor in its Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in its Subsidiary, a Fund is exposed to the risks of investing in the commodities markets. A Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which each Fund and its Subsidiary, respectively, are organized, could result in the inability of a Fund and/or its Subsidiary to operate as intended and could negatively affect the Funds and their shareholders.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Continued)

9. RISKS OF INVESTING IN THE FUNDS (continued)

Short Sale Risk

Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security’s price increases and the market price of the security sold short could increase without limit, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets.

Volatility Risk

The Fund’s derivative investments, which are largely linked to equity market volatility levels, can be highly volatile and may experience large losses. Trading in VIX Futures Contracts and VIX Options Contracts, particularly contracts that are close to expiration, has been very volatile and can be expected to be very volatile in the future. The volatile nature of these instruments may have an adverse impact on the Fund beyond the impact of any changes in the VIX Index.

Leveraging Risk

The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

10. OTHER

At November 30, 2017, the records of the Trust reflected that 100% of each Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Bats BZX Exchange, Inc. and have been purchased and sold by persons other than Authorized Participants.

11. SHARE SPLITS

Effective December 29, 2016, the REX VolMAXXTM Short VIX Weekly Futures Strategy ETF underwent a 2-for-1 share split. The effect of the share split was to multiply the number of outstanding shares of the Fund by the split factor, with a corresponding decrease in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder’s investment.

Effective August 17, 2017, the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF underwent a 1-for-8 reverse share split. The effect of the share split was to divide the number of outstanding shares of the Fund by the split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder’s investment.

12. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Funds’ net assets or results of operations.

VolMAXX Funds

Notes to the Consolidated Financial Statements

November 30, 2017 (Concluded)

13. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the consolidated financial statements were issued. Based on this evaluation, no adjustments were required to the consolidated financial statements as of November 30, 2017.

On December 26, 2017, the Rex VolMAXXTM Short VIX Weekly Futures Strategy ETF declared a distribution payable of $7.5631 per share of ordinary income, $1.9442 per share of short-term capital gains, and $0.8140 per share of long-term capital gains to shareholders of record on December 27, 2017, and payable on December 29, 2017.

VolMAXX Funds

Report of Independent Registered Public Accounting Firm

November 30, 2017

To the Shareholders of REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF and Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Short VIX Weekly Futures Strategy ETF (the “Funds”), each a series of Exchange Traded Concepts Trust, as of November 30, 2017, and the related consolidated statements of operations and changes in net assets and consolidated financial highlights for each of the two periods in the period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2017, the results of their operations, changes in their net assets and their financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 29, 2018

VolMAXX Funds

Trustees and Officers of the Trust

(Unaudited)

The following chart lists Trustees and Officers as of November 30, 2017.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below are the names, years of birth, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-(844)-REX-1414.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 - present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present – President	11	ETF Series Solutions (2012 - 2014) - Trustee
Independent Trustees
Timothy Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Deloitte & Touche LLP, 2000 to 2014 - Partner	16	Exchange Listed Funds Trust (5) - Trustee; Source ETF Trust (2014 - 2015) - Trustee; Edward Jones Money Market Fund (2017) - Trustee

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

VolMAXX Funds

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2011	Jones Day, 2012 to 2015 – Consultant; Jones Day, 2008 to 2011 – Of Counsel; Jones Day, 1988 to 2008 – Partner; Simplon International Ltd., 2014 to present - Director	16	Exchange Listed Funds Trust (5) - Trustee, Source ETF Trust (2014 - 2015) - Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor.	16	New Mountain Finance Corp. - Director; Exchange Listed Funds Trust (5) - Trustee; Source ETF Trust (2014 - 2015) - Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1957)	Trustee	Since 2011	Columbia Business School, 2002 to present - Professor	11	AQR Funds (44) - Trustee; Source ETF Trust (2014 - 2015) - Trustee

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

VolMAXX Funds

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 to present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present – President

ETF Series Solutions, 2012 - 2014 - Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1961)	Secretary	Since 2011

Exchange Traded Concepts, LLC, 2011 to present – President; Private Investor – 2003 to present; Exchange Traded Concepts Trust, 2011 to present – Secretary; Peconic Land Trust, 2012 to 2016 – Board Member; Yorkville ETF Advisors, 2011 to 2016 – Managing Member

Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (5) - Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present	None
LuAnne Garvey c/o Cipperman Compliance Services LLC 480 Swedesford Road, Suite 300 Wayne, PA 19087 (1959)	Chief Compliance Officer	Since 2015	Cipperman Compliance Services, LLC, 2014 to present – Compliance Director; Foreside Financial Group 2012 to 2013 – compliance Manager; BNY Mellon Distributors, 2010 to April 2012 – Compliance Manager	None

VolMAXX Funds

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2017 to November 30, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Annualized Expense Ratios	Expenses Paid During Period(1)
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF
Actual Fund Return	$1,000.00	$483.20	2.87%	$10.66
Hypothetical 5% Return	$1,000.00	$1,010.69	2.87%	$14.46
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF
Actual Fund Return	$1,000.00	$1,479.30	3.46%	$21.52
Hypothetical 5% Return	$1,000.00	$1,007.71	3.46%	$17.43

(1)

Expenses are equal to the Fund’s annualized expense ratio (including broker expense on securities sold short) multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period shown).

VolMAXX Funds

Notice to Shareholders

(Unaudited)

For shareholders that do not have a November 30, 2017 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2017, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Short-Term Capital Gain Dividend(5)
REX VolMAXXTM Long VIX Weekly Futures Strategy ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
REX VolMAXXTM Short VIX Weekly Futures Strategy ETF	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.08%	100.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the REX VolMAXXTM Long VIX Weekly Futures Strategy ETF and REX VolMAXXTM Short VIX Weekly Futures Strategy ETF who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

VolMAXX Funds

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of a Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.volmaxx.com.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments
Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

REX-AR-002-0200

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended November 2017			Fiscal Year Ended March 2017
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$80,000	$0	$0	$32,000	N/A	N/A
(b)	Audit-Related Fees	$0	$0	$0	N/A	N/A	N/A
(c)	Tax Fees	$21,500	$0	$0	$8,000	N/A	N/A
(d)	All Other Fees	$0	$0	$0	N/A	N/A	N/A

		Fiscal Year Ended November 2016
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$28,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$6,000	$0	$0
(d)	All Other Fees	$0	$0	$0

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows (Cohen):

	Fiscal Year Ended November 2017	Fiscal Year Ended March 2017	Fiscal Year Ended November 2016
Audit-Related Fees	0%	0%	0%
Tax Fees	0%	0%	0%
All Other Fees	0%	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2017, 2017, and 2016 were $0, $0, and $0, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Mark Zurack, Timothy Jacoby, David M. Mahle, and Kurt Wolfgruber.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 8, 2018

By	/s/ James J. Baker
James J. Baker Jr., Treasurer

Date: February 8, 2018